Note 2 - Significant Accounting Policies: Stock-based Compensation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Stock-based Compensation

Stock-Based Compensation

The Company adopted ASC 718, “Stock Compensation”, upon inception at August 6, 2007. Under ASC 718, all share-based payments to employees, including grants of employee stock options, are to be recognized in the income statement based on their fair values. As of December 31, 2013, the Company has not issued any employer stock options.